CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net Income (loss)		$ 21,393	$ (21,702)
Other comprehensive income (loss):
Unrealized losses arising during the period, net of tax		(5,480)	(4,293)
Losses (gains) reclassified into earnings, net of tax	[1]	(1,667)	5,392
Net current-period other comprehensive income (loss)		(7,147)	1,099
Comprehensive income (loss)		$ 14,246	$ (20,603)

[1]	Classified in operating expenses in the Condensed Consolidated Statement of Operations.